EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE (Tables)	12 Months Ended
Dec. 31, 2011
Effective Of Change In Accounting Principle Tables [Abstract]
Schedule Of Effective Change In Accounting Principle
EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE
(Dollars in millions, except per share amounts)
	As of and for the year ended December 31, 2011
	As
	Originally		Retrospectively
Sempra Energy Consolidated	Reported	Adjustments	Adjusted
CONSOLIDATED STATEMENT OF OPERATIONS
Depreciation and amortization	$978	$(2)	$976
Income before income taxes and equity earnings
of certain unconsolidated subsidiaries	1,721	2	1,723
Income tax expense	366	28	394
Net income	1,407	(26)	1,381
Earnings	1,357	(26)	1,331

Basic earnings per common share	$5.66	$(0.11)	$5.55
Diluted earnings per common share	$5.62	$(0.11)	$5.51

CONSOLIDATED BALANCE SHEET
Property, plant and equipment	$31,303	$(111)	$31,192
Less accumulated depreciation and amortization	(7,731)	4	(7,727)
Property, plant and equipment, net	$23,572	$(107)	$23,465

Income taxes payable	$16	$(11)	$5
Deferred income taxes, noncurrent liability	1,554	(34)	1,520
Deferred credits and other	783	1	784
Retained earnings	8,225	(63)	8,162

CONSOLIDATED STATEMENT OF CASH FLOWS
Net income	$1,407	$(26)	$1,381
Adjustments to reconcile net income to net cash provided by
operating activities:
Depreciation and amortization	978	(2)	976
Deferred income taxes and investment tax credits	(24)	27	3
Net changes in other working capital components (income taxes, net)	(225)	1	(224)

EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE
(Dollars in millions, except per share amounts)
	Year ended December 31, 2010
	As
	Originally		Retrospectively
Sempra Energy Consolidated	Reported	Adjustments	Adjusted
CONSOLIDATED STATEMENT OF OPERATIONS
Depreciation and amortization	$867	$(1)	$866
Income before income taxes and equity earnings
of certain unconsolidated subsidiaries	786	1	787
Income tax expense	102	31	133
Net income	733	(30)	703
Earnings	739	(30)	709

Basic earnings per common share	$3.02	$(0.12)	$2.90
Diluted earnings per common share	$2.98	$(0.12)	$2.86

CONSOLIDATED BALANCE SHEET
Income taxes receivable	$248	$9	$257
Other current assets	192	1	193

Property, plant and equipment	$27,087	$(64)	$27,023
Less accumulated depreciation and amortization	(7,211)	2	(7,209)
Property, plant and equipment, net	$19,876	$(62)	$19,814

Deferred income taxes, noncurrent liability	$1,561	$(16)	$1,545
Deferred credits and other	823	1	824
Retained earnings	7,329	(37)	7,292

CONSOLIDATED STATEMENT OF CASH FLOWS
Net income	$733	$(30)	$703
Adjustments to reconcile net income to net cash provided by
operating activities:
Depreciation and amortization	867	(1)	866
Deferred income taxes and investment tax credits	48	(11)	37
Net changes in other working capital components (income taxes, net)	58	42	100